Lease - Schedule of Consolidated Statement of Income and Comprehensive Income(Loss) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Consolidated Statement of Income and Comprehensive Income Loss [Abstract]
Operating lease expenses – short-term lease	$ 46,695	$ 38,682
Interest for lease liability	34,775	31,882	$ 15,929
Right-of-use assets amortization	$ 997,605	$ 861,339